Segments - Additional Information (Details) - Customer	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Operating Segments [Line Items]
Number of significant customers	1	2
Customer One
Disclosure Of Operating Segments [Line Items]
Percentage of group’s revenue by significant customers	45.00%	29.00%
Customer Two
Disclosure Of Operating Segments [Line Items]
Percentage of group’s revenue by significant customers		17.00%